PHOENIX INVESTMENT PARTNERS
                             SEMIANNUAL REPORT

                                                 APRIL 30, 2001



        |GOODWIN|






                                                 Phoenix-Goodwin
                                                 Multi-Sector Fixed
                                                 Income Bond Fund


                                                 Phoenix-Goodwin
                                                 Multi-Sector Short
                                                 Term Bond Fund



[LOGO]PHOENIX
      INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the six months ended April 30, 2001 for the Phoenix-Goodwin Multi-Sector Fixed Income Fund and the Phoenix-Goodwin Multi-Sector Short Term Bond Fund.

  If you have any questions, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574. To obtain up-to-date price information and more about your fund, make purchases and exchanges, view your account history, order duplicate statements, and print customer service forms anytime, visit www.phoenixinvestments.com.

Sincerely,

/s/Philip R. McLoughlin

Philip R. McLoughlin

APRIL 30, 2001

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                         INVESTMENTS AT APRIL 30, 2001
                                  (UNAUDITED)

                                           STANDARD       PAR
                                           & POOR'S      VALUE
                                            RATING       (000)        VALUE
                                           ---------  -----------  ------------
U.S. GOVERNMENT SECURITIES--3.2%

U.S. TREASURY BONDS--0.6%
U.S. Treasury Bonds 5.375%, 2/15/31......     AAA     $     1,100  $  1,037,782
U.S. TREASURY NOTES--2.6%
U.S. Treasury Notes, 5%, 2/15/11.........     AAA           4,500     4,387,504
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,520,334)                                          5,425,286
-------------------------------------------------------------------------------
MUNICIPAL BONDS--9.0%
CALIFORNIA--3.5%
Fresno Pension Obligation Taxable 7.80%,
6/1/14...................................     AAA             500       556,170

Oakland Pension Obligation Taxable Series
A 6.95%, 12/15/08........................     AAA           3,200     3,405,504

Pasadena Pension Funding Revenue Taxable
Series A 7.10%, 5/15/10..................     AAA           1,900     2,012,822
                                                                   ------------
                                                                      5,974,496
                                                                   ------------

CONNECTICUT--1.4%
Mashantucket Western Pequot Tribe Revenue
Taxable Series A 6.91%, 9/1/12...........     AAA           1,400     1,445,346

Mashantucket Western Pequot Tribe Revenue
Taxable Series A 144A 6.57%, 9/1/13(b)...     AAA           1,075     1,072,184
                                                                   ------------
                                                                      2,517,530
                                                                   ------------

FLORIDA--1.2%
University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20...........     AAA           2,000     2,038,360

ILLINOIS--1.2%
Illinois Educational Facilities
Authority-Loyola University Revenue
Taxable Series A 7.84%, 7/1/24...........     AAA           2,000     2,049,200
                                           STANDARD       PAR
                                           & POOR'S      VALUE
                                            RATING       (000)        VALUE
                                           ---------  -----------  ------------

PENNSYLVANIA--1.7%
Pittsburgh Pension General Obligation
Taxable Series B 6.35%, 3/1/13...........     AAA     $     3,000  $  2,924,340
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $15,195,235)                                        15,503,926
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--1.2%
Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(i)...............................    Ba(c)          2,000     2,035,000
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,948,484)                                          2,035,000
-------------------------------------------------------------------------------

CORPORATE BONDS--23.8%

AIRLINES--1.3%
Northwest Airlines Corp. Series 2000-1
Class G 8.072%, 10/1/19..................     Aaa           1,990     2,182,106

BROADCASTING (TELEVISION, RADIO & CABLE)--1.8%
Charter Comunications Holdings LLC
11.125%, 1/15/11.........................     B+            2,000     2,160,000

Insight Communications Co., Inc. 144A 0%,
2/15/11(b)(d)............................     B-            1,750       997,500
                                                                   ------------
                                                                      3,157,500
                                                                   ------------

CHEMICALS--1.0%
IMC Global, Inc. 6.50%, 8/1/03...........     B+            1,900     1,771,978

CHEMICALS (SPECIALTY)--0.6%
Methanex Corp. 7.75%, 8/15/05............    BBB-           1,000       980,000

COMMUNICATIONS EQUIPMENT--1.8%
Crown Castle International Corp. 0%,
5/15/11(d)...............................      B            1,000       735,000

Metromedia Fiber Network, Inc. 10%,
12/15/09(e)..............................     B+            2,000     1,241,168

Spectrasite Holdings, Inc. Series B 0%,
3/15/10(d)...............................     B-            2,200     1,100,000
                                                                   ------------
                                                                      3,076,168
                                                                   ------------

2                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                           STANDARD       PAR
                                           & POOR'S      VALUE
                                            RATING       (000)        VALUE
                                           ---------  -----------  ------------
COMPUTERS (SOFTWARE & SERVICES)--1.3%
Concentic Network Corp. 12.75%,
12/15/07.................................      B      $     1,750  $    980,000

Exodus Communications, Inc. 11.625%,
7/15/10..................................      B            1,500     1,192,500
                                                                   ------------
                                                                      2,172,500
                                                                   ------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.9%
Horseshoe Gaming Holdings Corp. Series B
8.625%, 5/15/09..........................     B+            1,500     1,511,250

HEALTH CARE (HOSPITAL MANAGEMENT)--1.1%
Triad Hospitals, Inc. 144A 8.75%,
5/1/09(b)................................     B-            1,800     1,845,000
HOUSEHOLD FURNISHINGS & APPLIANCES--0.2%
Metromedia International Group, Inc.
Series B 10.50%, 9/30/07.................     NR              881       396,411

INSURANCE (MULTI-LINE)--3.7%
Middletown Trust Series C 11.75%,
7/15/10(h)(i)............................     A+            6,146     6,453,272
LEISURE TIME (PRODUCTS)--0.7%
Bally Total Fitness Holding Corp.
Series D 9.875%, 10/15/07................     B-            1,250     1,234,375

MACHINERY (DIVERSIFIED)--0.9%
Terex Corp. 144A 10.375% 4/1/11(b).......      B            1,500     1,537,500

MANUFACTURING (DIVERSIFIED)--0.7%
Dresser Inc, 9.375%, 4/15/11 Series
144A(b)..................................      B            1,230     1,260,750

METAL FABRICATORS--0.6%
Century Aluminum Co. 144A 11.75%,
4/15/08(b)...............................     BB-           1,000     1,055,000

OIL & GAS (DRILLING & EQUIPMENT)--0.6%
R & B Falcon Corp. Series B 6.75%,
4/15/05..................................     A-            1,000     1,013,750

OIL & GAS (EXPLORATION & PRODUCTION)--0.9%
Chesapeake Energy Corp. 144A 8.125%,
4/1/11(b)................................     B+            1,620     1,575,450

PAPER & FOREST PRODUCTS--0.5%
Corporacion Durango SA de CV 13.125%,
8/1/06...................................     BB-             900       857,250
                                           STANDARD       PAR
                                           & POOR'S      VALUE
                                            RATING       (000)        VALUE
                                           ---------  -----------  ------------

SERVICES (COMMERCIAL & CONSUMER)--0.9%
Service Corporation International 7.20%,
6/1/06...................................     BB-     $     2,200  $  1,518,000

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
Tritel PCS, Inc. 144A, 10.375%,
1/15/11(b)(c)............................      B            1,750     1,636,250

TELECOMMUNICATIONS (LONG DISTANCE)--2.6%
Level 3 Communication, Inc. 10.75%,
3/15/08(e)...............................      B            2,000     1,161,378

NTL Communications Corp. Series B 9.25%,
11/15/06(e)..............................      B            3,000     2,247,400

Time Warner Telecom, Inc. 10.125%,
2/1/11...................................      B            1,000     1,000,000
                                                                   ------------
                                                                      4,408,778
                                                                   ------------

WASTE MANAGEMENT--0.8%
IT Group, Inc. (The) 11.25%, 4/1/09......     B+            1,665     1,452,713
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $45,049,707)                                        41,096,001
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--24.7%

CS First Boston Mortgage Securities Corp.
97-SPCE, C 7.077%, 2/20/07(c)............     AA            4,000     4,093,124

CS First Boston Mortgage Securities Corp.
97-C2, A3 6.55%, 11/17/07................     AAA           1,000     1,020,771

CS First Boston Mortgage Securities Corp.
97-1R, 1M4 7.51%, 2/28/22(c)(d)..........     Baa           3,846     3,639,075

Commercial Mortgage Asset Trust 99-C1, D
7.35%, 10/17/13..........................     BBB           3,500     3,355,462

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13(c)............     Aaa           1,750     1,743,438

First Chicago/Lennar Trust 97-CHL1, D
8.125%, 5/29/08(c)(d)....................     BB            4,000     3,543,048

First Plus Home Loan Trust 98-1, B1
7.63%, 1/10/24...........................     BBB           1,891     1,841,901

                       See Notes to Financial Statements                       3

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                           STANDARD       PAR
                                           & POOR'S      VALUE
                                            RATING       (000)        VALUE
                                           ---------  -----------  ------------
First Union-Lehman Brothers Commercial
Mortgage Trust 97-C2, F 7.50%, 9/18/15...     BB+     $     1,000  $    813,105

LB Commercial Conduit Mortgage Trust
98-C4, F 6%, 12/15/08....................     BB+           1,640     1,306,100

Mortgage Capital Funding, Inc. 98-MC2, B
6.549%, 5/18/08(c).......................     Aa            2,500     2,530,859

Mortgage Capital Funding, Inc. 96-MC2, F
5.75%, 12/21/26..........................     Ba            2,000     1,656,016

Norwest Asset Securities Corp. 96-3, B1
7.25%, 9/25/26(c)........................     AAA           3,325     3,321,070

Norwest Asset Securities Corp. 97-18, B2
6.75%, 12/25/27(c).......................     BBB           1,011       948,655

Norwest Asset Securities Corp. 98-2, B1
6.50%, 2/25/28(c)........................      A            2,897     2,783,916

Norwest Asset Securities Corp. 98-22, B3
6.25%, 9/25/28(c)........................     BBB             607       545,558

Norwest Asset Securities Corp. 99-3, B3
6%, 1/25/29(c)...........................     BBB             730       642,288

Norwest Asset Securities Corp. 99-6, B3
6%, 3/25/29(c)...........................     BBB             428       375,906

Norwest Asset Securities Corp. 99-12, B3
6.25%, 5/25/29(c)........................     BBB             488       435,323
Norwest Asset Securities Corp. 99-17, B3
6.25%, 6/25/29(c)........................     BBB             551       490,329

Paine Webber Mortgage Acceptance Corp.
00-1, M 7.75%, 9/25/30(c)................     AA            1,938     1,986,598

Ryland Mortgage Securities Corp. III
92-A, 1A 8.257%, 3/29/30.................     A-              128       127,830
Seneca Funding I Ltd. RegS 7.94%,
5/31/29(c)(d)............................     Aa            2,000     1,520,000

Structured Asset Securities Corp. 00-C2,
L 6.80%, 3/20/03(c)(d)...................     BB+           1,776     1,700,262

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B2 7.75%, 6/25/30(c)........      A              626       634,300
                                           STANDARD       PAR
                                           & POOR'S      VALUE
                                            RATING       (000)        VALUE
                                           ---------  -----------  ------------

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B3 7.75%, 6/25/30(c)........     BBB     $       418  $    405,893

Well Fargo Mortgage Backed Securities
Trust 00-6, B2 7%, 8/25/30(c)............      A              784       757,348

Wells Fargo Mortgage Backed Securities
Trust 00-6, B3 7%, 8/25/30(c)............     BBB             522       493,534
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $42,004,088)                                        42,711,709
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--12.9%

BRAZIL--1.9%
Republic of Brazil C Bond 8%, 4/15/14....     BB-           4,310     3,248,613

BULGARIA--1.1%
Republic of Bulgaria IAB PDI Euro 6.613%,
7/28/11(d)...............................     B+            2,500     1,867,188

CROATIA--1.1%
Croatia Series B 6.25%, 7/31/06(d).......    BBB-           1,929     1,882,753

MEXICO--4.6%
United Mexican States Global Bond 8.625%,
3/12/08..................................     BB+           1,000     1,016,250

United Mexican States Global Bond 8.375%
1/14/11..................................     BB+           3,500     3,476,375

United Mexican States Global Bond 8.125%,
12/30/19.................................     BB+           3,750     3,425,625
                                                                   ------------
                                                                      7,918,250
                                                                   ------------

PANAMA--0.6%
Republic of Panama 9.375%, 4/1/29........     BB+           1,000     1,017,500

POLAND--1.8%
Poland Bearer PDI 6%, 10/27/14(d)........    BBB+             750       735,469

Poland Government Bond Series 0206 8.50%,
2/12/06(f)...............................     NR           11,500     2,462,505
                                                                   ------------
                                                                      3,197,974
                                                                   ------------

RUSSIA--1.4%
Russian Federation RegS 5%, 3/31/30(d)...     B-            6,000     2,501,250

4                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                           STANDARD       PAR
                                           & POOR'S      VALUE
                                            RATING       (000)        VALUE
                                           ---------  -----------  ------------
VENEZUELA--0.4%
Republic of Venezuela DCB Series DL
7.375%, 12/18/07(d)......................      B      $       833  $    706,243
-------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $22,093,737)                                        22,339,771
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--13.8%

CANADA--2.8%
Clearnet Communications, Inc. 0%,
5/1/09(d)................................    BBB+           2,300     1,949,250
GT Group Telecom, Inc. 0%, 2/1/10(d).....     B-            4,000     1,280,000
Microcell Telecommunications, Inc. Series
B 0%, 6/1/06(c)(d).......................      B            2,000     1,690,000
                                                                   ------------
                                                                      4,919,250
                                                                   ------------

CHILE--0.7%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b)...............................     BBB           1,286     1,182,690

IRELAND--0.8%
Clondalkin Industries PLC 10.625%,
1/15/10(c)(e)............................      B            1,500     1,376,366

ISRAEL--0.8%
Partner Communications Series DTC 13%,
8/15/10..................................     B-            1,500     1,338,750

MEXICO--2.3%
Grupo Industrial Durango 12.625%,
8/1/03...................................     BB-           1,850     1,850,000
Grupo Iusacell SA de CV 14.25%,
12/1/06..................................     B+            1,400     1,456,000

Maxcom Telecomunicaciones SA de CV Series
B 13.75%, 4/1/07.........................     NR            1,800       675,000
                                                                   ------------
                                                                      3,981,000
                                                                   ------------
                                           STANDARD       PAR
                                           & POOR'S      VALUE
                                            RATING       (000)        VALUE
                                           ---------  -----------  ------------

NETHERLANDS--5.0%
Deutsche Telekom International Finance BV
8%, 6/15/10..............................     A-      $     3,250  $  3,330,808

Koninklijke KPN NV 8%, 10/1/10...........    BBB+           1,050     1,022,659

Netia Holdings BV 13.75%, 6/15/10(e).....     B+            1,500     1,083,805

PTC International Finance BV 0%,
7/1/07(d)................................     B+            2,500     1,981,250

United Pan-Europe Communications NV
Series B 11.25%, 11/1/09(e)..............     B-            2,000     1,170,244
                                                                   ------------
                                                                      8,588,766
                                                                   ------------

POLAND--1.1%
TPSA Finance BV 144A 7.75%,
12/10/08(b)..............................     BBB           2,050     1,980,813

UNITED KINGDOM--0.3%
Jazztel PLC 13.25%, 12/15/09(e)..........    CCC+           1,000       505,333
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $27,696,213)                                        23,872,968
-------------------------------------------------------------------------------

CONVERTIBLE BONDS--0.9%

COMMUNICATIONS EQUIPMENT--0.4%
Earthweb, Inc. Cv. 144A 7%, 1/25/05(b)...     NR            1,500       628,125

OIL & GAS (DRILLING & EQUIPMENT)--0.5%
Parker Drilling Co. Cv. 5.50%, 8/1/04....     B-            1,000       910,000
-------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $2,369,224)                                          1,538,125
-------------------------------------------------------------------------------

                       See Notes to Financial Statements                       5

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                                   PAR
                                                  VALUE
                                                  (000)        VALUE
                                               -----------  ------------
CREDIT LINKED NOTES--2.3%

BROADCASTING (TELEVISION, RADIO & CABLE)--1.2%
Earls Four Limited Series 499 144A
Repackaged Telewest Finance (Jersey) Ltd.
12.05%, 7/7/05(b)(i).....................      $     2,000  $  1,990,000

ELECTRICAL EQUIPMENT--1.1%
STEERS-Registered Trademark- Credit
Linked Trust 2001, Series SLR-2
Repackaged Selectron Corp. 0%,
5/8/20(d)(i).............................            2,000     1,934,000
------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $4,000,000)                                   3,924,000
------------------------------------------------------------------------

                                            STANDARD
                                            & POOR'S
                                             RATING
                                          ------------
FOREIGN CONVERTIBLE BONDS--0.7%

RUSSIA--0.7%
Lukinter Finance Lukoil Cv. RegS 3.50%,
5/6/02..................................      CCC            1,075       1,268,500
----------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $1,107,951)                                             1,268,500
----------------------------------------------------------------------------------

                                                          SHARES
                                                        ----------
PREFERRED STOCKS--3.4%

AGENCY NON MORTGAGE-BACKED SECURITIES--1.5%
Home Ownership Funding Corp. II Pfd.
144A 13.338%(b)(d)......................                     3,500       2,627,406

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
Nextel Communications, Inc. Series E PIK
11.125%.................................                    22,311       1,539,483

TELECOMMUNICATIONS (LONG DISTANCE)--1.0%
Global Crossing Holdings Ltd. PIK
10.50%..................................                    20,000       1,750,000
----------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $6,694,010)                                             5,916,889
----------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ----------  --------------
COMMON STOCKS--0.3%

PAPER & FOREST PRODUCTS--0.1%
Northampton Pulp LLC(g)(h)(i)...........                     3,650  $      153,300

TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
AT&T Latin America Corp. Class A(g).....                   137,550         371,385
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $953,940)                                                 524,685
----------------------------------------------------------------------------------

WARRANTS--0.1%

COMMUNICATIONS EQUIPMENT--0.1%
Atlantic Telecom Group PLC Warrants
(United Kingdom)(g).....................                     1,875             166

GT Group Telecom, Inc. 144A Warrants
(Canada)(b)(g)..........................                     4,000         120,000

Maxcom Telecomunicaciones SA 144A
Warrants (Mexico)(b)(g).................                     1,800             216
----------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                       120,382
----------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.3%
(IDENTIFIED COST $174,632,923)                                         166,277,242
----------------------------------------------------------------------------------

6                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          ---------  ----------  --------------
SHORT-TERM OBLIGATIONS--4.8%

COMMERCIAL PAPER--1.9%
Koch Industries, Inc. 4.66%, 5/1/01.....    A-1+     $    3,300  $    3,300,000

FORWARD CONTRACT LOAN TRANSACTION--2.9%
Voicestream Wireless Corp. Term Loan B
2.25%, 5/7/01...........................     A-1          5,000       4,987,500
-------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $8,299,728)                                          8,287,500
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $182,932,651)                                   174,564,742(a)
Other assets and liabilities, net--(1.1%)                         (1,865,000)
                                                              --------------
NET ASSETS--100.0%                                            $  172,699,742
                                                              ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,811,716 and gross depreciation of $12,401,253 for federal income tax purposes. At April 30, 2001, the aggregate cost of securities for federal income tax purposes was $183,154,279.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, these securities amounted to a value of $19,508,884 or 11.3% of net assets.
(c)  As rated by Moodys, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents Euro.
(f)  Par value represents Polish Zloty.
(g)  Non-income producing.
(h) Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(i)  Illiquid.

                       See Notes to Financial Statements                       7

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS
Investments securities at value
  (Identified cost $182,932,651)      $174,564,742
Receivables
  Interest                               3,265,336
  Investment securities sold             1,870,995
  Fund shares sold                         126,846
Other receivables                            5,877
Net unrealized appreciation on swap
  agreements                             1,537,142
Prepaid expenses                               216
                                      ------------
    Total assets                       181,371,154
                                      ------------
LIABILITIES
Payables
  Cash overdraft                            16,301
  Investment securities purchased        6,591,686
  Fund shares repurchased                  308,920
  Payable to adviser                        14,620
  Income distribution payable              235,535
  Investment advisory fee                   78,621
  Distribution fee                          70,596
  Transfer agent fee                        66,024
  Financial agent fee                       15,579
  Trustees' fee                             10,523
Net unrealized depreciation on
  forward currency contract              1,226,551
Accrued expenses                            36,456
                                      ------------
    Total liabilities                    8,671,412
                                      ------------
NET ASSETS                            $172,699,742
                                      ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                 $243,710,362
Undistributed net investment income        913,211
Accumulated net realized loss          (63,864,220)
Net unrealized depreciation             (8,059,611)
                                      ------------
NET ASSETS                            $172,699,742
                                      ============
CLASS A
Shares of beneficial interest, no
  par value,
  unlimited authorization (Net
  Assets $116,939,204)                  11,169,204
Net asset value per share                   $10.47
Offering price per share
  $10.47/(1-4.75%)                          $10.99
CLASS B
Shares of beneficial interest, no
  par value,
  unlimited authorization (Net
  Assets $49,089,942)                    4,697,967
Net asset value and offering price
  per share                                 $10.45
CLASS C
Shares of beneficial interest, no
  par value,
  unlimited authorization (Net
  Assets $6,670,596)                       636,284
Net asset value and offering price
  per share                                 $10.48

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    8,719,764
Dividends                                                            338,386
                                                              --------------
    Total investment income                                        9,058,150
                                                              --------------
EXPENSES
Investment advisory fee                                              487,892
Distribution fee, Class A                                            143,562
Distribution fee, Class B                                            281,688
Distribution fee, Class C                                             31,138
Financial agent fee                                                   90,843
Transfer agent                                                       180,013
Custodian                                                             35,758
Printing                                                              32,801
Registration                                                          20,544
Professional                                                          19,078
Trustees                                                              13,974
Miscellaneous                                                         14,720
                                                              --------------
    Total expenses                                                 1,352,011
    Custodian fees paid indirectly                                    (1,249)
                                                              --------------
    Net expenses                                                   1,350,762
                                                              --------------

NET INVESTMENT INCOME                                              7,707,388
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (5,416,228)
Net realized gain on swaps                                             3,808
Net realized loss on options                                        (418,750)
Net realized loss on foreign currency                               (158,808)
Net change in unrealized appreciation (depreciation)
  on investments                                                   7,013,157
Net change in unrealized appreciation (depreciation)
  on swap agreements                                              (1,354,930)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                 535,961
                                                              --------------
NET GAIN ON INVESTMENTS                                              204,210
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    7,911,598
                                                              ==============

8                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Six Months
                                                                 Ended
                                                                04/30/01     Year Ended
                                                              (Unaudited)     10/31/00
                                                              ------------  ------------
FROM OPERATIONS
  Net investment income (loss)                                $  7,707,388  $ 17,686,781
  Net realized gain (loss)                                      (5,989,978)   (7,341,772)
  Net change in unrealized appreciation (depreciation)           6,194,188      (894,995)
                                                              ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   7,911,598     9,450,014
                                                              ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                (4,895,669)   (9,613,020)
  Net investment income, Class B                                (2,195,086)   (6,040,317)
  Net investment income, Class C                                  (241,642)     (506,308)
                                                              ------------  ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS     (7,332,397)  (16,159,645)
                                                              ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,608,348 and 2,960,461
    shares, respectively)                                       27,847,305    32,377,070
  Net asset value of shares issued from reinvestment of
    distributions
    (260,424 and 521,532 shares, respectively)                   2,760,144     5,679,445
  Cost of shares repurchased (2,178,023 and 4,610,373
    shares, respectively)                                      (23,193,549)  (50,532,981)
                                                              ------------  ------------
Total                                                            7,413,900   (12,476,466)
                                                              ------------  ------------
CLASS B
  Proceeds from sales of shares (203,512 and 434,620 shares,
    respectively)                                                2,156,790     4,775,808
  Net asset value of shares issued from reinvestment of
    distributions
    (99,114 and 250,107 shares, respectively)                    1,048,437     2,722,782
  Cost of shares repurchased (1,703,150 and 3,142,522
    shares, respectively)                                      (18,071,038)  (34,316,301)
                                                              ------------  ------------
Total                                                          (14,865,811)  (26,817,711)
                                                              ------------  ------------
CLASS C
  Proceeds from sales of shares (159,900 and 174,137 shares,
    respectively)                                                1,720,656     1,914,239
  Net asset value of shares issued from reinvestment of
    distributions
    (9,861 and 22,935 shares, respectively)                        104,674       250,358
  Cost of shares repurchased (126,420 and 261,656 shares,
    respectively)                                               (1,333,500)   (2,881,085)
                                                              ------------  ------------
Total                                                              491,830      (716,488)
                                                              ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARES TRANSACTIONS    (6,960,081)  (40,010,665)
                                                              ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS                         (6,380,880)  (46,720,296)
NET ASSETS
  Beginning of period                                          179,080,622   225,800,918
                                                              ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $913,211 AND $538,220, RESPECTIVELY]     $172,699,742  $179,080,622
                                                              ============  ============

                       See Notes to Financial Statements                       9

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED OCTOBER 31
                                                   04/30/01       -----------------------------------------------------------------
                                                  (UNAUDITED)       2000          1999          1998          1997          1996
Net asset value, beginning of period               $  10.44       $   10.85     $   11.20     $   13.50     $   13.27     $   12.56
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.47            0.95          0.96          1.07          1.03          0.94
  Net realized and unrealized gain (loss)              0.01           (0.46)        (0.30)        (1.88)         0.18          0.72
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                 0.48            0.49          0.66         (0.81)         1.21          1.66
                                                   --------       ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.45)          (0.90)        (1.00)        (1.07)        (0.98)        (0.95)
  Dividends from net realized gains                      --              --            --         (0.36)           --            --
  In excess of net investment income                     --              --         (0.01)           --            --            --
  In excess of net realized gains                        --              --            --         (0.06)           --            --
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                             (0.45)          (0.90)        (1.01)        (1.49)        (0.98)        (0.95)
                                                   --------       ---------     ---------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE                              0.03           (0.41)        (0.35)        (2.30)         0.23          0.71
                                                   --------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                     $  10.47       $   10.44     $   10.85     $   11.20     $   13.50     $   13.27
                                                   ========       =========     =========     =========     =========     =========
Total return(1)                                        4.62%(5)        4.49%         5.97%       (6.86)%         9.22%        13.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $116,939        $109,356      $125,931      $156,317      $191,486      $169,664

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.26%(2)(4)      1.22%(2)      1.14%(3)     1.08%         1.04%(2)      1.07%
  Net investment income                                8.96%(4)        8.99%         8.59%        8.17%          7.28%         7.56%
Portfolio turnover                                      110%(5)         168%          133%         157%           295%          255%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.13%.
(4)  Annualized.
(5)  Not annualized.

10                     See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS B
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED OCTOBER 31
                                                    4/30/01       -----------------------------------------------------------------
                                                  (UNAUDITED)       2000          1999          1998          1997          1996
Net asset value, beginning of period                $ 10.42       $   10.84     $   11.18     $   13.48     $   13.25     $   12.54
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.44            0.87          0.87          0.96          0.92          0.85
  Net realized and unrealized gain (loss)                --           (0.47)        (0.29)        (1.87)         0.18          0.71
                                                    -------       ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                 0.44            0.40          0.58         (0.91)         1.10          1.56
                                                    -------       ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.41)          (0.82)        (0.91)        (0.97)        (0.87)        (0.85)
  Dividends from net realized gains                      --              --            --         (0.36)           --            --
  In excess of net investment income                     --              --         (0.01)           --            --            --
  In excess of net realized gains                        --              --            --         (0.06)           --            --
                                                    -------       ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                             (0.41)          (0.82)        (0.92)        (1.39)        (0.87)        (0.85)
                                                    -------       ---------     ---------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE                              0.03           (0.42)        (0.34)        (2.30)         0.23          0.71
                                                    -------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $ 10.45       $   10.42     $   10.84     $   11.18     $   13.48     $   13.25
                                                    =======       =========     =========     =========     =========     =========
Total return(1)                                        4.24%(3)        3.66%         5.15%       (7.51)%         8.42%        12.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $49,090         $63,529       $92,725      $124,075      $154,989      $142,869

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.01%(2)(4)      1.95%(2)      1.89%(5)     1.84%         1.79%(2)      1.82%
  Net investment income                                8.19%(4)        8.24%         7.83%        7.36%          6.52%         6.80%
Portfolio turnover                                      110%(3)         168%          133%         157%           295%          255%

                                                                                 CLASS C
                                                  ---------------------------------------------------------------------
                                                  SIX MONTHS                                                   FROM
                                                     ENDED                YEAR ENDED OCTOBER 31              INCEPTION
                                                   04/30/01       -------------------------------------     10/14/97 TO
                                                  (UNAUDITED)       2000          1999          1998         10/31/97
Net asset value, beginning of period                $ 10.45       $   10.87     $   11.21     $   13.48        $14.22
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.43            0.86          0.88          0.97          0.04
  Net realized and unrealized gain (loss)              0.01           (0.46)        (0.30)        (1.85)        (0.74)
                                                    -------       ---------     ---------     ---------        ------
      TOTAL FROM INVESTMENT OPERATIONS                 0.44            0.40          0.58         (0.88)        (0.70)
                                                    -------       ---------     ---------     ---------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.41)          (0.82)        (0.91)        (0.97)        (0.04)
  Dividends from net realized gains                      --              --            --         (0.36)           --
  In excess of net investment income                     --              --         (0.01)           --            --
  In excess of net realized gains                        --              --            --         (0.06)           --
                                                    -------       ---------     ---------     ---------        ------
      TOTAL DISTRIBUTIONS                             (0.41)          (0.82)        (0.92)        (1.39)        (0.04)
                                                    -------       ---------     ---------     ---------        ------
CHANGE IN NET ASSET VALUE                              0.03           (0.42)        (0.34)        (2.27)        (0.74)
                                                    -------       ---------     ---------     ---------        ------
NET ASSET VALUE, END OF PERIOD                      $ 10.48       $   10.45     $   10.87     $   11.21        $13.48
                                                    =======       =========     =========     =========        ======
Total return(1)                                        4.23%(3)        3.65%         5.23%       (7.36)%        (5.00)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $6,671          $6,195        $7,145        $5,937          $284

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.01%(2)(4)      1.97%(2)      1.89%(5)     1.88%         1.62%(2)(4)
  Net investment income                                8.20%(4)        8.23%         7.83%        7.46%          4.75%(4)
Portfolio turnover                                      110%(3)         168%          133%         157%           295%(3)

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Not annualized.
(4)  Annualized.
(5) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.88%.

                       See Notes to Financial Statements                      11

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                         INVESTMENTS AT APRIL 30, 2001
                                  (UNAUDITED)

                                                        PAR
                                           MOODY'S     VALUE
                                            RATING     (000)        VALUE
                                           --------  ----------  ------------
U.S. GOVERNMENT SECURITIES--7.2%

U.S. TREASURY NOTES--7.2%
U.S. Treasury Notes 5.75%, 11/15/05......    Aaa     $    3,160  $  3,269,118
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,298,743)                                        3,269,118
-----------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED SECURITIES--3.5%

Fannie Mae 7%, 7/15/05...................    Aaa          1,500     1,591,953
-----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,523,222)                                        1,591,953
-----------------------------------------------------------------------------

MUNICIPAL BONDS--10.1%

CALIFORNIA--0.9%
San Diego County Pension Obligation
Revenue Taxable Series A 6.24%,
8/15/02..................................    Aaa            400       408,000

FLORIDA--1.1%
Tampa Solid Waste System Revenue Taxable
Series A 6.18%, 10/1/04..................    Aaa            500       513,865

ILLINOIS--1.7%
Chicago Tax Increment Taxable 6.25%,
6/1/02...................................    Aaa            750       761,565

MASSACHUSETTS--0.9%
Massachusetts Port Authority Revenue
Taxable Series C 6.05%, 7/1/02...........     Aa            400       405,456

NEW JERSEY--1.7%
New Jersey State Taxable Series G 6.375%,
8/1/03...................................     Aa            750       769,807
PENNSYLVANIA--1.6%
Delaware River Port Authority PA & NJ
Revenue Taxable Series A 5.91%, 1/1/02...    Aaa            700       705,138
                                                        PAR
                                           MOODY'S     VALUE
                                            RATING     (000)        VALUE
                                           --------  ----------  ------------

TEXAS--2.2%
Texas Water Resources Finance Authority
Revenue Taxable 6%, 8/15/02..............    Aaa     $    1,000  $  1,015,150
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,505,651)                                        4,578,981
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--11.9%

Advanta Mortgage Loan Trust 00-2, A3
7.76%, 5/25/18...........................    Aaa            750       780,469

Americredit Automobile Receivables Trust
01-1, E 9.29%, 2/6/08....................     BB            500       500,078

Aviation Capital Trust 00-1A, A1 5.50%,
11/5/25(d)...............................     Aa            500       499,746

Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02.........................     Aa            375       378,984

Countrywide Asset-Backed Certificates
99-3, AF5 7.73%, 9/25/27.................    Aaa          1,100     1,137,928

Detroit Edison Securitization Funding LLC
01-1, A3 5.88%, 3/1/10...................    Aaa            500       498,750

Fleetwood Credit Corp. Grantor Trust
96-A, B 6.95%, 10/17/11..................     A              97        96,670

Gramercy Place Insurance Ltd. 98-AA, B
5.31%, 10/25/02(d).......................     A             732       731,986

MBNA Master Credit Card Trust 98-C, C
6.35%, 11/15/05..........................   BBB(c)          525       533,039

Premier Auto Trust 97-3, B 6.52%,
1/6/03...................................     A             250       250,569
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,320,623)                                        5,408,219
-----------------------------------------------------------------------------

12                     See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                        PAR
                                           MOODY'S     VALUE
                                            RATING     (000)        VALUE
                                           --------  ----------  ------------
CORPORATE BONDS--22.8%

AIRLINES--0.2%
Continental Airlines, Inc. Series 97-2D
7.522%, 6/30/01..........................     Ba     $      111  $    110,486

BROADCASTING (TELEVISION, RADIO & CABLE)--2.8%
Adelphia Communications Corp. 9.50%,
3/1/05...................................     B             750       725,625

Charter Comunications Holdings LLC
11.125%, 1/15/11.........................     B             500       540,000
                                                                 ------------
                                                                    1,265,625
                                                                 ------------
CHEMICALS--1.1%
IMC Global, Inc. 7.40%, 11/1/02..........     Ba            500       485,717

CHEMICALS (SPECIALTY)--1.1%
Methanex Corp. 7.75%, 8/15/05............     Ba            500       490,000
COMPUTERS (SOFTWARE & SERVICES)--0.3%
Concentic Network Corp. 12.75%,
12/15/07.................................     B             250       140,000

DISTRIBUTORS (FOOD & HEALTH)--1.1%
Bergen Brunswig Corp. 7.375%, 1/15/03....     Ba            500       488,733

ELECTRIC COMPANIES--1.1%
BRL Universal Equipment 144A 8.875%,
2/15/08(b)...............................     Ba            485       497,125

FOODS--1.7%
SUPERVALU, Inc. 9.75%, 6/15/04...........    Baa            750       781,875

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.4%
Station Casinos, Inc. 10.125%, 3/15/06...     B             173       180,136
HEALTH CARE (HOSPITAL MANAGEMENT)--1.9%
Tenet Healthcare Corp. 7.875%, 1/15/03...     Ba            500       513,750

Triad Hospitals, Inc. 144A 8.75%,
5/1/09(b)................................     B             350       358,750
                                                                 ------------
                                                                      872,500
                                                                 ------------
HEALTH CARE (LONG TERM CARE)--1.1%
Manor Care, Inc. 144A 8%, 3/1/08(b)......     Ba            500       510,000

METAL FABRICATORS--0.6%
Century Aluminum Co. 144A 11.75%,
4/15/08(b)...............................     Ba            250       263,750
                                                        PAR
                                           MOODY'S     VALUE
                                            RATING     (000)        VALUE
                                           --------  ----------  ------------

OIL & GAS (DRILLING & EQUIPMENT)--1.1%
R & B Falcon Corp. Series B 6.50%,
4/15/03..................................    Baa     $      500  $    504,375

OIL & GAS (EXPLORATION & PRODUCTION)--0.5%
Chesapeake Energy Corp. 144A 8.125%,
4/1/11(b)................................     B             250       243,125

PAPER & FOREST PRODUCTS--2.3%
Buckeye Technologies, Inc. 8.50%,
12/15/05.................................     Ba            500       495,000

Nortek, Inc. 9.875%, 3/1/04..............     B             550       552,750
                                                                 ------------
                                                                    1,047,750
                                                                 ------------

POWER PRODUCERS (INDEPENDENT)--2.2%
AES Corp. 8.75%, 12/15/02................     Ba            500       507,500

Calpine Corp. 8.625%, 8/15/10............     Ba            500       502,411
                                                                 ------------
                                                                    1,009,911
                                                                 ------------

SERVICES (COMMERCIAL & CONSUMER)--0.5%
Service Corporation International 7.20%,
6/1/06...................................     B             300       207,000

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.5%
Tritel PCS, Inc. 144A, 10.375%,
1/15/11(b)...............................     B             250       233,750

TELECOMMUNICATIONS (LONG DISTANCE)--1.2%
Level 3 Communication, Inc. 10.75%,
3/15/08..................................     B             500       290,345

Time Warner Telecom, Inc. 10.125%,
2/1/11...................................     B             250       250,000
                                                                 ------------
                                                                      540,345
                                                                 ------------

WASTE MANAGEMENT--1.1%
Allied Waste Industries, Inc. 6.10%,
1/15/03..................................     Ba            500       488,201
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $10,517,111)                                      10,360,404
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--16.2%

Bear Stearns Mortgage Securities, Inc.
95-1, 1B3 6.402%, 5/25/10(d).............   BB(c)           445       431,184

                       See Notes to Financial Statements                      13

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                        PAR
                                           MOODY'S     VALUE
                                            RATING     (000)        VALUE
                                           --------  ----------  ------------
Bear Stearns Mortgage Securities, Inc.
95-1, 2B3 7.40%, 7/25/10.................   BB(c)    $      337  $    336,085
CS First Boston Mortgage Securities Corp.
97-SPCE, C 7.077%, 2/20/07...............   AA(c)           750       767,461
CS First Boston Mortgage Securities Corp.
98-C2, A1 5.96%, 12/15/07................    Aaa            466       469,244

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13...............    Aaa            500       498,125

Criimi Mae Trust I 96-C1, A2 7.56%,
6/30/33..................................   BBB(c)          210       209,938

DLJ Commercial Mortgage Corp. 98-CF2, A1A
5.88% 11/12/31...........................    Aaa            442       442,440

G.E. Capital Mortgage Services, Inc.
94-26, B2 6.894%, 7/25/09(d).............    Baa            183       182,780

G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26..................   AAA(c)          282       281,665

Imperial CMB Trust 98-1, M2 7.25%,
11/25/29.................................     A             672       681,450

Mortgage Capital Funding, Inc. 96-MC2, F
5.75%, 12/21/26..........................     Ba            500       414,004
Prudential Securities Secured Financing
Corp. 98-C1, A1A1 6.105%, 11/15/02.......    Aaa            244       245,970

Residential Funding Mortgage Securities I
93-S23, M3 6.50%, 6/25/08................   AAA(c)          510       511,942

Residential Funding Mortgage Securities I
93-S29, M3 7%, 8/25/08...................   AA(c)           382       383,394

Residential Funding Mortgage Securities I
96-S8, A4 6.75%, 3/25/11.................   AAA(c)           75        75,333

Structured Asset Securities Corp. 00-C2,
L 6.80%, 3/20/03(d)......................   BB+(c)          444       425,065

Structured Asset Securities Corp. 98-C3A,
H 5.60%, 4/25/03(d)......................    Baa            500       498,750
                                                        PAR
                                           MOODY'S     VALUE
                                            RATING     (000)        VALUE
                                           --------  ----------  ------------

Summit Mortgage Trust 00-1, B3 6.14%,
12/28/12(d)..............................   A-(c)    $      503  $    499,794
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,194,158)                                        7,354,624
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--8.4%

BRAZIL--0.5%
Republic of Brazil C Bond 8%, 4/15/14....     B             308       232,044

BULGARIA--0.6%
Republic of Bulgaria FLIRB Bearer Series
A 3%, 7/28/12(d).........................     B             335       253,972

COLOMBIA--0.6%
Republic of Colombia 10.875%, 3/9/04.....     Ba            250       258,125

CROATIA--0.9%
Croatia Series B 6.25%, 7/31/06(d).......    Baa            437       426,309

MEXICO--2.6%
United Mexican States Global Bond
10.375%, 2/17/09.........................    Baa            500       552,250

United Mexican States Global Bond 8.375%
1/14/11..................................    Baa            175       173,819

United Mexican States Global Bond 8.125%,
12/30/19.................................    Baa            500       455,500
                                                                 ------------
                                                                    1,181,569
                                                                 ------------

PANAMA--1.1%
Republic of Panama RegS 7.875%,
2/13/02..................................     Ba            500       507,578

PHILIPPINES--0.5%
Republic of Philippines 8.875%,
4/15/08..................................     Ba            250       231,875

POLAND--1.6%
Poland Government Bond Series 0206 8.50%,
2/12/06(f)...............................     NR          3,450       738,751
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $3,725,874)                                        3,830,223
-----------------------------------------------------------------------------

14                     See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                        PAR
                                           MOODY'S     VALUE
                                            RATING     (000)        VALUE
                                           --------  ----------  ------------
FOREIGN CORPORATE BONDS--13.6%

MEXICO--8.0%
Cemex SA de CV 144A 8.625%, 7/18/03(b)...     Ba     $      500  $    515,000
Grupo Elektra SA de CV 12.75%,
5/15/01(c)...............................     B             500       500,000

Grupo Industrial Durango 12.625%,
8/1/03...................................     B             700       700,000

Grupo Televisa 8.625%, 8/8/05............                   500       515,000

Nacional Financiera SNC 144A 22%,
5/20/02(b)(e)............................    Baa          5,000       559,789

Telefonos de Mexico SA 144A 8.25%,
1/26/06(b)...............................    Baa            500       505,500

Vicap SA 10.25%, 5/15/02.................     Ba            350       330,750
                                                                 ------------
                                                                    3,626,039
                                                                 ------------

NETHERLANDS--1.9%
Deutsche Telekom International Finance
7.75%, 6/15/05(d)........................     A             500       517,320

Koninklijke KPN NV 7.5% 10/1/05..........    Baa            200       200,040

Netia Holdings BV 13.75%, 6/15/10........     B             230       166,183
                                                                 ------------
                                                                      883,543
                                                                 ------------
POLAND--2.2%
TPSA Finance BV 144A 7.125%,
12/10/03(b)..............................    Baa          1,000     1,005,170

TURKEY--0.4%
Garanti Grantor Trust 97-A 144A 6.76%,
4/15/02(b)(c)(d).........................    BBB-           180       176,513
                                                        PAR
                                           MOODY'S     VALUE
                                            RATING     (000)        VALUE
                                           --------  ----------  ------------

VENEZUELA--1.1%
PDVSA Finance Ltd. Series 98-1 6.45%,
2/15/04..................................    Baa     $      500  $    489,530
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,158,910)                                        6,180,795
-----------------------------------------------------------------------------

CONVERTIBLE BONDS--1.5%

HEALTH CARE (SPECIALIZED SERVICES)--1.0%
HEALTHSOUTH Corp. Cv. 3.25%, 4/1/03......     Ba            500       460,625

OIL & GAS (DRILLING & EQUIPMENT)--0.5%
Parker Drilling Co. Cv. 5.50%, 8/1/04....     B             250       227,500
-----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $661,834)                                            688,125
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--2.2%

BROADCASTING (TELEVISION, RADIO & CABLE)--1.1%
Earls Four Limited Series 499 144A
Repackaged Telewest Finance (Jersey) Ltd.
12.05%, 7/7/05(b)(g).....................               500,000       497,500

ELECTRICAL EQUIPMENT--1.1%
STEERS-Registered Trademark- Credit
Linked Trust 2001, Series SLR-2
Repackaged Selectron Corp. 0%,
5/8/20(d)(g).............................               500,000       483,500
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $1,000,000)                                          981,000
-----------------------------------------------------------------------------

                       See Notes to Financial Statements                      15

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                       SHARES       VALUE
                                                     ----------  ------------
PREFERRED STOCKS--0.5%

TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
Global Crossing Holdings Ltd. PIK
10.50%...................................                 2,500  $    218,750
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $248,125)                                            218,750
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.9%
(IDENTIFIED COST $44,154,251)                                   44,462,192(a)
Other assets and liabilities, net--2.1%                            930,824
                                                              ------------
NET ASSETS--100.0%                                            $ 45,393,016
                                                              ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $861,327 and gross depreciation of $553,386 for federal income tax purposes. At April 30, 2001, the aggregate cost of securities for federal income tax purposes was $44,154,251.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, these securities amounted to a value of $5,365,972 or 11.8% of net assets.
(c)  As rated by Standard & Poors, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents Mexican Pesos.
(f)  Par value represents Polish Zloty.
(g)  Illiquid.

16                     See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $44,154,251)                               $   44,462,192
Cash                                                                 203,543
Receivables
  Interest and dividends                                             869,905
  Fund shares sold                                                   265,260
  Receivable from adviser                                             11,657
Prepaid expenses                                                          98
                                                              --------------
    Total assets                                                  45,812,655
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            249,935
  Income distribution payable                                         54,475
  Distribution fee                                                    15,067
  Transfer agent fee                                                  13,229
  Investment advisory fee                                             11,800
  Trustees' fee                                                        9,996
  Financial agent fee                                                  6,114
Accrued expenses                                                      59,023
                                                              --------------
    Total liabilities                                                419,639
                                                              --------------
NET ASSETS                                                    $   45,393,016
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   50,011,964
Undistributed net investment income                                   51,935
Accumulated net realized loss                                     (4,981,996)
Net unrealized appreciation                                          311,113
                                                              --------------
NET ASSETS                                                    $   45,393,016
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $27,319,430)                 5,979,336
Net asset value per share                                              $4.57
Offering price per share $4.57/(1-2.25%)                               $4.68
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $9,922,750)                  2,178,682
Net asset value and offering price per share                           $4.55
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $8,150,836)                  1,780,640
Net asset value and offering price per share                           $4.58

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    1,826,864
Dividends                                                             13,125
                                                              --------------
    Total investment income                                        1,839,989
                                                              --------------
EXPENSES
Investment advisory fee                                              115,145
Distribution fee, Class A                                             30,948
Distribution fee, Class B                                             34,525
Distribution fee, Class C                                             19,765
Financial agent fee                                                   35,445
Transfer agent                                                        44,076
Printing                                                              22,451
Registration                                                          21,586
Professional                                                          20,599
Trustees                                                              11,447
Custodian                                                             10,705
Miscellaneous                                                         10,967
                                                              --------------
    Total expenses                                                   377,659
    Less expenses borne by investment adviser                       (112,239)
    Custodian fees paid indirectly                                      (482)
                                                              --------------
    Net expenses                                                     264,938
                                                              --------------
NET INVESTMENT INCOME                                              1,575,051
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (176,646)
Net realized loss on foreign currency transactions                    (4,865)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                   3,945
Net change in unrealized appreciation (depreciation) on
  investments                                                        978,084
                                                              --------------
NET GAIN ON INVESTMENTS                                              800,518
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    2,375,569
                                                              ==============

                       See Notes to Financial Statements                      17

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            4/30/01     Year Ended
                                          (Unaudited)    10/31/00
                                          -----------  ------------
FROM OPERATIONS
  Net investment income (loss)            $ 1,575,051  $  3,080,496
  Net realized gain (loss)                   (181,511)   (1,185,804)
  Net change in unrealized appreciation
    (depreciation)                            982,029       302,183
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               2,375,569     2,196,875
                                          -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A           (1,011,729)   (1,727,123)
  Net investment income, Class B             (356,166)     (672,190)
  Net investment income, Class C             (293,909)     (525,828)
                                          -----------  ------------
  DECREASE IN NET ASSETS RESULTING FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (1,661,804)   (2,925,141)
                                          -----------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,800,047 and 2,835,706 shares,
    respectively)                           8,252,170    12,882,792
  Net asset value of shares issued from
    reinvestment of distributions
    (160,418 and 285,810 shares,
    respectively)                             732,162     1,294,007
  Cost of shares repurchased (1,026,575
    and 3,786,816 shares, respectively)    (4,700,268)  (17,187,679)
                                          -----------  ------------
Total                                       4,284,064    (3,010,880)
                                          -----------  ------------
CLASS B
  Proceeds from sales of shares (408,980
    and 728,390 shares, respectively)       1,870,100     3,275,043
  Net asset value of shares issued from
    reinvestment of distributions
    (58,162 and 109,153 shares,
    respectively)                             264,267       492,951
  Cost of shares repurchased (338,660
    and 1,192,688 shares, respectively)    (1,539,086)   (5,383,383)
                                          -----------  ------------
Total                                         595,281    (1,615,389)
                                          -----------  ------------
CLASS C
  Proceeds from sales of shares (676,573
    and 742,115 shares, respectively)       3,082,622     3,370,276
  Net asset value of shares issued from
    reinvestment of distributions
    (33,433 and 80,802 shares,
    respectively)                             152,903       366,005
  Cost of shares repurchased (551,949
    and 1,177,882 shares, respectively)    (2,518,650)   (5,351,239)
                                          -----------  ------------
Total                                         716,875    (1,614,958)
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      5,596,220    (6,241,227)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     6,309,985    (6,969,493)
NET ASSETS
  Beginning of period                      39,083,031    46,052,524
                                          -----------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $51,935 AND $138,688, RESPECTIVELY]   $45,393,016  $ 39,083,031
                                          ===========  ============

18                     See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                       -------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                     YEAR ENDED OCTOBER 31
                                         4/30/01           -----------------------------------------------------------------------
                                       (UNAUDITED)          2000            1999            1998            1997            1996
Net asset value, beginning of
  period                                 $  4.49           $  4.57         $  4.66         $  5.06         $  4.91         $  4.74
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)              0.17              0.35            0.33            0.34            0.34            0.33
  Net realized and unrealized
    gain (loss)                             0.10             (0.10)          (0.08)          (0.29)           0.14            0.17
                                         -------           -------         -------         -------         -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.27              0.25            0.25            0.05            0.48            0.50
                                         -------           -------         -------         -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                      (0.19)            (0.33)          (0.34)          (0.34)          (0.33)          (0.33)
  Dividends from net realized
    gains                                     --                --              --           (0.11)             --              --
  In excess of net investment
    income                                    --                --            0.00(4)           --              --              --
                                         -------           -------         -------         -------         -------         -------
      TOTAL DISTRIBUTIONS                  (0.19)            (0.33)          (0.34)          (0.45)          (0.33)          (0.33)
                                         -------           -------         -------         -------         -------         -------
Change in net asset value                   0.08             (0.08)          (0.09)          (0.40)           0.15            0.17
                                         -------           -------         -------         -------         -------         -------
NET ASSET VALUE, END OF PERIOD           $  4.57           $  4.49         $  4.57         $  4.66         $  5.06         $  4.91
                                         =======           =======         =======         =======         =======         =======
Total return(1)                             6.00%(6)          5.67%           5.57%           0.85%          10.08%          10.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $27,319           $22,637         $26,071         $33,212         $28,557         $13,702

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses(2)                     1.11%(3)(5)       1.00%           1.00%(3)        1.00%           1.00%           1.00%
  Net investment income (loss)              7.68%(5)          7.67%           7.21%           6.90%           6.54%           6.88%
Portfolio turnover                            65%(6)           116%            122%            126%            246%            232%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.64%, 1.50%, 1.48%, 1.55%, 1.86%, and 2.19% for the periods ended April 30, 2001,
     October 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4)  Amount is less than $0.01
(5)  Annualized
(6)  Not Annualized

                       See Notes to Financial Statements                      19

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS B
                                         -----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED OCTOBER 31
                                           4/30/01           ---------------------------------------------------------------------
                                         (UNAUDITED)           2000            1999            1998            1997           1996
Net asset value, beginning of
  period                                   $ 4.47            $ 4.56         $  4.65         $  5.06         $  4.91         $ 4.74
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.16              0.32            0.31            0.31            0.31           0.31
  Net realized and unrealized
    gain (loss)                              0.10             (0.10)          (0.08)          (0.29)           0.15           0.17
                                           ------            ------         -------         -------         -------         ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.26              0.22            0.23            0.02            0.46           0.48
                                           ------            ------         -------         -------         -------         ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.18)            (0.31)          (0.32)          (0.32)          (0.31)         (0.31)
  Dividends from net realized
    gains                                      --                --              --           (0.11)             --             --
  In excess of net investment
    income                                     --                --            0.00(7)           --              --             --
                                           ------            ------         -------         -------         -------         ------
      TOTAL DISTRIBUTIONS                   (0.18)            (0.31)          (0.32)          (0.43)          (0.31)         (0.31)
                                           ------            ------         -------         -------         -------         ------
Change in net asset value                    0.08             (0.09)          (0.09)          (0.41)           0.15           0.17
                                           ------            ------         -------         -------         -------         ------
NET ASSET VALUE, END OF PERIOD             $ 4.55            $ 4.47         $  4.56         $  4.65         $  5.06         $ 4.91
                                           ======            ======         =======         =======         =======         ======
Total return(1)                              5.77%(5)          4.95%           5.04%           0.12%           9.51%         10.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $9,923            $9,171         $10,957         $12,225         $10,318         $5,943

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(2)                      1.61%(4)(6)       1.50%           1.50%(6)        1.50%           1.50%          1.50%
  Net investment income                      7.17%(4)          7.18%           6.70%           6.44%           6.05%          6.38%
Portfolio turnover                             65%(5)           116%            122%            126%            246%           232%

                                                                                CLASS C
                                         --------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                    YEAR ENDED OCTOBER 31                         FROM
                                           4/30/01           -------------------------------------         INCEPTION 10/1/97 TO
                                         (UNAUDITED)          2000            1999            1998               10/31/97
Net asset value, beginning of
  period                                   $ 4.48            $ 4.56         $ 4.66         $  5.06                $ 5.15
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.18              0.34           0.33            0.34                  0.03
  Net realized and unrealized
    gain (loss)                              0.10             (0.10)         (0.10)          (0.30)                (0.09)
                                           ------            ------         ------         -------                ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.28              0.24           0.23            0.04                 (0.06)
                                           ------            ------         ------         -------                ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.18)            (0.32)         (0.33)          (0.33)                (0.03)
  Dividends from net realized
    gains                                      --                --             --           (0.11)                   --
  In excess of net investment
    income                                     --                --           0.00(7)           --                    --
                                           ------            ------         ------         -------                ------
      TOTAL DISTRIBUTIONS                   (0.18)            (0.32)         (0.33)          (0.44)                (0.03)
                                           ------            ------         ------         -------                ------
Change in net asset value                    0.10             (0.08)         (0.10)          (0.40)                (0.09)
                                           ------            ------         ------         -------                ------
NET ASSET VALUE, END OF PERIOD             $ 4.58            $ 4.48         $ 4.56         $  4.66                $ 5.06
                                           ======            ======         ======         =======                ======
Total return(1)                              6.34%(5)          5.41%          5.07%           0.59%                (1.30)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $8,151            $7,275         $9,025         $10,665                  $575

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                      1.36%(4)(8)       1.25%          1.25%(6)        1.25%                 1.25%(4)
  Net investment income                      7.43%(4)          7.41%          6.95%           6.70%                 5.51%(4)
Portfolio turnover                             65%(5)           116%           122%            126%                  246%(5)

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.14%, 2.00%, 1.98%, 2.05%, 2.36%, and 2.69% for the periods ended April 30, 2001,
     October 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.90%, 1.74%, 1.73%, 1.80% and 2.11% for the periods ended April 30, 2001,
     October 31, 2000, 1999, 1998 and 1997, respectively.
(4)  Annualized.
(5)  Not annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(7)  Amount is less than $0.01.
(8) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expenses offsets were included, the ratio would have been 1.35%.

20                     See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of two investment portfolios, Phoenix Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund (each a "Fund" or together the "Funds"). The Funds were previously separate trusts and were combined into the Trust as of October 30, 2000. Each Fund has distinct investment objectives. The Multi-Sector Fixed Income Fund is a diversified Fund and its investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Multi-Sector Short Term Bond Fund is a diversified Fund and its investment objective is to provide high current income relative to short-term alternatives, while attempting to limit fluctuations in the net asset value of Fund shares resulting from movements in interest rates.

  Each Fund offers Class A, Class B and Class C shares. Class A shares of the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of up to 2.25%. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares of the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Trust are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

  Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At April 30, 2001, the total value of these securities represented approximately 13% and 5% of net assets of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Trust to classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting this accounting principle will not affect the Trust's net asset value, but will change the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The Trust expects that the impact of the adoption of this principle will not be material to the financial statements.

C. INCOME TAXES:

  Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED) (CONTINUED)

principles generally accepted in the United States. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  The Trust may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At April 30, 2001, the Multi-Sector Fixed Income Fund had entered into the following forward currency contract which contractually obligates the Fund to receive currency at the specified date:

                                                                    Net
                                                                 Unrealized
                        In Exchange   Settlement                Appreciation
  Contract to Receive       For          Date        Value     (Depreciation)
  -------------------  -------------  ----------  -----------  --------------
  Euros 15,488,000...  US $14,969,153    6/7/01    13,742,602     (1,226,551)

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

H. OPTIONS:

  The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Trust may purchase options which are included in the Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At April 30, 2001, the Trust had no options.

I. SWAP AGREEMENTS:

  The Trust may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust may enter into interest rate or, in the case of the Multi-Sector Fixed Income Fund only, credit default swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Trust's custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED) (CONTINUED)

recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At April 30, 2001, the Multi-Sector Fixed Income Fund had the following swaps outstanding:

                                                                Unrealized
                                                               Appreciation
Notational Amount                                             (Depreciation)
-----------------                                             --------------
   $2,100,000       Agreement with Morgan Stanley Capital
                    Services Inc. terminating on
                    November 1, 2004 to receive interest at
                    13.26% in exchange for payment of 11.25%
                    on EUR 2,000,000........................    $  488,333
    3,089,000       Agreement with Morgan Stanley Capital
                    Services Inc. terminating on
                    November 15, 2006 to receive interest
                    at 11.07% in exchange for payment of
                    9.25% on EUR 3,000,000..................       671,500
    1,956,000       Agreement with Morgan Stanley Capital
                    Services Inc. terminating on March 15,
                    2008 to receive interest at 12.82% in
                    exchange for payment of 10.75% on
                    EUR 2,000,000...........................       377,309
                                                                ----------
                                                                $1,537,142
                                                                ==========

J. LOAN AGREEMENTS:

  The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due. At April 30, 2001, the Trust had no loan agreements.

K. SECURITY LENDING:

  The Trust loans securities to qualified brokers through an agreement with State Street Bank and Trust Company ("State Street"). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At
April 30, 2001, the Trust had no securities on loan.

L. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                          1st $1    $1-2      $2+
Fund                                      Billion  Billion  Billion
----                                      -------  -------  -------
Multi-Sector Fixed Income Fund..........  0.55%      0.50%    0.45%
Multi-Sector Short Term Bond Fund.......  0.55%      0.50%    0.45%

  The Adviser has agreed to assume expenses of the Multi-Sector Short Term Bond Fund in excess of 1.00%, 1.50% and 1.25% of the average aggregate daily net asset value of Class A, Class B and Class C shares, respectively. For the six months ended April 30, 2001, the Adviser has waived or reimbursed the Fund $112,239 for such expenses.

  As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $8,653 for Class A shares and deferred sales charges of $39,573 for Class B shares and $1,023 for Class C shares for the six months ended

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED) (CONTINUED)

April 30, 2001. In addition, the Trust pays PEPCO a distribution fee at the following annual rates as a percentage of the average daily net assets of each
Fund:

                                           Class A     Class B          Class C
                                          ----------  ----------  --------------------
Multi-Sector Fixed Income Fund..........      0.25%       1.00%   1.00%
Multi-Sector Short Term Bond Fund.......      0.25%       0.75%   0.50%

  The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.25%. The Distributor has advised the Trust that of the total amount expensed for the six months ended April 30, 2001, $283,242 was retained by the Distributor, $237,346 was paid to unaffiliated participants, and $21,038 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended April 30, 2001, financial agent fees were $126,288 of which PEPCO received $36,000. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street as sub-transfer agent. For the six months ended April 30, 2001, transfer agent fees were $224,089 of which PEPCO retained $78,005 which is net of the fees paid to State Street.
  At April 30, 2001, PHL and affiliates held shares of the Trust as follows:

                                                   Aggregate
                                                   Net Asset
                                          Shares     Value
                                          -------  ---------
Multi-Sector Fixed Income
  Fund-Class A..........................   88,299  $924,491
Multi-Sector Short Term Bond
  Fund-Class A..........................   37,030   169,227

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended April 30, 2001 (excluding short-term securities and U.S. Government and agency securities) aggregated the following:

                                            Purchases         Sales
                                          --------------  --------------
Multi-Sector Fixed Income Fund..........   $131,428,378    $149,379,354
Multi-Sector Short Term Bond Fund.......     18,730,737      15,407,808

  Purchases and sales of U.S. Government and agency securities during the six months ended April 30, 2001, aggregated the following:

                                           Purchases      Sales
                                          -----------  -----------
Multi-Sector Fixed Income Fund..........  $58,633,103  $50,408,574
Multi-Sector Short Term Bond Fund.......   12,820,978   11,460,889

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

  High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

5. CAPITAL LOSS CARRYOVERS

  The Funds have capital loss carryforwards which may be used to offset future capital gains as follows:

                                          Multi-Sector Fixed  Multi-Sector Short
Expiration Date                              Income Fund        Term Bond Fund
---------------                           ------------------  ------------------
2006....................................     $ 8,655,748          $2,039,934
2007....................................      41,913,137           1,576,614
2008....................................       8,814,411           1,183,937

  This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Funds' record and other pertinent information.

PHOENIX MULTI-SERIES TRUST
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Daizell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

Mutual Fund Services              1-800-243-1574
Advisor Consulting Group          1-800-243-4361
Text Telephone                    1-800-243-1926
Web site                          www.phoenixinvestments.com

      PHOENIX EQUITY PLANNING CORPORATION
      PO Box 150480
      Hartford CT 06115-0480                                 | PRSRT STD  |
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                                                             |   ANDREW   |
                                                             | ASSOCIATES |

[LOGO]PHOENIX
      INVESTMENT PARTNERS


      For more information about
      Phoenix mutual funds, please call
      your financial representative or
      contact us at 1-800-243-4361 or
      www.phoenixinvestments.com.








      PXP 1513 (6/01)